Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of allowance for doubtful accounts and deferred tax asset valuation allowance
	Balance at the beginning of the period	Additions	Deductions	Balance at the end of the period
Year ended December 31, 2019
Allowance for doubtful accounts	$373	200	(35)	$538
Deferred tax asset valuation allowance	33,097	4,802	(619)	37,280

Year ended December 31, 2020
Allowance for doubtful accounts	$538	85	(176)	$447
Deferred tax asset valuation allowance	37,280	17,041	(808)	53,513